Annual Report December 31, 2001
--------------------------------------------------------------------------------

Oppenheimer

Money Fund/VA

A Series of Oppenheimer Variable Account Funds

                                                      [logo]OppenheimerFunds(R)
                                                        The Right Way to Invest

Oppenheimer Variable Account Funds--Oppenheimer Money Fund/VA

================================================================================
Objective

Oppenheimer Money Fund/VA, a series of Oppenheimer Variable Account Funds, seeks maximum current income in "money market" securities consistent with low capital risk and the maintenance of liquidity. Money market securities may include short-term government securities, certificates of deposit (CDs), bankers' acceptances and commercial paper.
================================================================================
Narrative By Carol E. Wolf, Co-portfolio Manager

During the fiscal year ended December 31, 2001, Oppenheimer Money Fund/VA produced an annualized yield of 3.79% and an annualized yield including the effects of compounding of 3.86%. The Fund's seven-day and compounded seven-day yields on December 31, 2001, were 1.66% and 1.67%, respectively.(1)
     The U.S. officially entered a recession in March 2001, ending an unprecedented run of 10 years of economic growth. With the events of September 11, massive job losses and disappointing company earnings, the economy has experienced large-scale deterioration during the second half of our reporting period. The Federal Reserve Board (the Fed) has moved aggressively to bolster the nation's troubled economy by making 11 successive rate cuts in 2001, bringing the benchmark interest rate down from 6.5% to 1.75%, its lowest level in almost 40 years. The continued reduction of interest rates has had a profound effect on the yields the Fund is able to generate.
     Faced with an extremely challenging investment environment, Oppenheimer Money Fund/VA continues to perform in-depth reviews of the companies in which we invest in order to insure that they are of high credit quality and will not feel the ripple effect from a weakening economy. As a result, we have avoided taking substantial positions in such industries as airlines, travel, hotels and energy traders.
     With current yields at a 40-year low, the Fund has been investing in relatively longer maturity instruments to capture their higher yields. As a result, the portfolio's average maturities were extended to nearly 60 days. Oppenheimer Money Fund/VA has a portion of its portfolio invested in securities that mature in one day to provide a buffer against cash flow volatility.
     Given the volatility in certain sectors and the vulnerability of issuers to rumors, we have become increasingly selective about the issuers we included in our portfolio over the past year. In addition, to minimize risk, we monitored our credits on an ongoing basis. Please note that an investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation nor any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
     The current investment outlook for the Fund is based on the expectation of lower yields in the event of further Fed interest rate cuts. We believe the Fed could still lower rates even further in 2002 to help jump-start the economic recovery. Given that money market funds hold obligations that mature in a much shorter time frame than those of other funds, we will feel the impact of further rate cuts very quickly. In a climate of such severely depressed interest rates, we will continue to invest in high quality names and to strive to maximize shareholder returns. We will seek out investment strategies that try to provide the liquidity and safety that we have committed to you, and that is an important part of what makes Oppenheimer Money Fund/VA part of The Right Way to Invest.

In reviewing performance, please remember that past performance cannot guarantee future results. Because of ongoing market volatility, the Fund's performance may be subject to fluctuations, and current performance may be less than the results shown.
1. Compounded yields assume reinvestment of dividends, and do not include changes associated with the separate account products which offer this Fund. Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

2                         Oppenheimer Money Fund/VA

Statement of Investments  December 31, 2001

                                                                   Principal    Value
                                                                   Amount       See Note 1
==========================================================================================
Repurchase Agreements--3.6%
------------------------------------------------------------------------------------------
Repurchase agreement with PaineWebber, Inc., 1.70%, dated
12/31/01, to be repurchased at $13,301,256 on 1/2/02,
collateralized by Federal Home Loan Mtg. Corp., 6.50%, 11/1/31,
with a value of $13,597,447 (Cost $13,300,000)                    $13,300,000  $13,300,000
==========================================================================================
Bankers' Acceptances--1.3%
------------------------------------------------------------------------------------------
U.S. Bank NA, MN, 2.25%, 1/24/02 (Cost $5,000,000)                  5,000,000    5,000,000
==========================================================================================
Certificates of Deposit--9.9%
------------------------------------------------------------------------------------------
Domestic Certificates of Deposit--1.9%
Citibank NA:
2.11%, 2/1/02                                                       1,000,000    1,000,000
2.17%, 1/30/02                                                      1,000,000    1,000,111
------------------------------------------------------------------------------------------
National Bank of Commerce, Tennessee:
1.94%, 2/15/02                                                      5,000,000    5,000,000
                                                                               -----------
                                                                                 7,000,111
------------------------------------------------------------------------------------------
Yankee Certificates of Deposit--8.0%
Abbey National Treasury Services (gtd. by Abbey National plc):
2.41%, 4/2/02                                                       5,000,000    5,002,220
2.48%, 1/3/02                                                       2,000,000    2,000,010
------------------------------------------------------------------------------------------
ABN AMRO Bank NV:
3.445%, 2/13/02                                                     5,000,000    5,000,029
------------------------------------------------------------------------------------------
BNP Paribas, Chicago:
2.33%, 1/18/02                                                      3,000,000    3,000,000
2.40%, 1/10/02                                                      2,000,000    2,000,000
------------------------------------------------------------------------------------------
Lloyds TSB Bank plc, New York:
1.90%, 2/14/02                                                      2,500,000    2,500,000
------------------------------------------------------------------------------------------
National Westminster Bank plc, New York:
2.51%, 1/4/02                                                       1,000,000    1,000,001
------------------------------------------------------------------------------------------
Rabobank Nederland NV, New York:
2.03%, 5/28/02                                                      2,000,000    1,999,435
------------------------------------------------------------------------------------------
Royal Bank of Canada, New York Branch:
2.34%, 1/17/02                                                      1,000,000    1,000,000
------------------------------------------------------------------------------------------
Royal Bank of Scotland, New York:
1.89%, 6/4/02                                                       6,000,000    6,000,000
                                                                               -----------
                                                                                29,501,695
                                                                               -----------
Total Certificates of Deposit (Cost $36,501,806)                                36,501,806
==========================================================================================
Direct Bank Obligations--6.2%
------------------------------------------------------------------------------------------
Lloyds TSB Bank plc:
2.16%, 1/25/02                                                      5,000,000    4,992,800
------------------------------------------------------------------------------------------
Nationwide Building Society:
1.89%, 2/14/02                                                      4,000,000    3,990,760
2.04%, 2/7/02                                                       3,000,000    2,993,710
2.23%, 2/11/02                                                      2,000,000    1,994,921
------------------------------------------------------------------------------------------
Nordea North America, Inc. (gtd. by Merita Bank plc):
2.10%, 5/20/02                                                      5,000,000    4,959,458
2.20%, 4/15/02                                                      2,000,000    1,987,289
2.28%, 4/17/02                                                      2,000,000    1,986,573
                                                                               -----------
Total Direct Bank Obligations (Cost $22,905,511)                                22,905,511

                          Oppenheimer Money Fund/VA                           3

                                                                        Principal   Value
                                                                        Amount      See Note 1
===============================================================================================
Letters of Credit--5.5%
-----------------------------------------------------------------------------------------------
Barclays Bank plc, guaranteeing commercial paper of
Primer Banco del Istmo SA:
3.37%, 2/26/02                                                          $5,000,000  $ 4,973,789
-----------------------------------------------------------------------------------------------
Danske Bank AS, guaranteeing commercial paper of Danske Corp., Series A:
2.33%, 1/9/02                                                            5,000,000    4,997,411
-----------------------------------------------------------------------------------------------
Societe Generale, guaranteeing commercial paper of
Societe Generale North America:
2.26%, 1/14/02                                                           3,500,000    3,497,144
2.30%, 2/11/02                                                           2,000,000    1,994,761
-----------------------------------------------------------------------------------------------
Toronto Dominion Bank, guaranteeing commercial paper of
Toronto Dominion Holdings, Inc.:
1.795%, 3/20/02                                                          5,000,000    4,980,554
                                                                                    -----------
Total Letters of Credit (Cost $20,443,659)                                           20,443,659
===============================================================================================
Short-Term Notes-62.6%
-----------------------------------------------------------------------------------------------
Aerospace/Defense--1.1%
BAE Systems Holdings, Inc.:
2.12%, 1/29/02(1)                                                        3,000,000    2,995,053
2.39%, 1/14/02(1)                                                        1,000,000      999,137
                                                                                    -----------
                                                                                      3,994,190
-----------------------------------------------------------------------------------------------
Asset-Backed--18.2%
AriesOne Metafolio Corp.:
2.05%, 1/8/02(1)                                                         7,849,000    7,845,871
-----------------------------------------------------------------------------------------------
Asset Portfolio Funding:
1.83%, 3/20/02(1)                                                        1,000,000      996,035
2.42%, 1/7/02(1)                                                         2,000,000    1,999,193
-----------------------------------------------------------------------------------------------
BILLS Securitisation Ltd.:
1.87%, 6/7/02                                                            2,000,000    1,983,689
2.07%, 2/27/02                                                           2,000,000    1,993,445
-----------------------------------------------------------------------------------------------
Breeds Hill Capital Co. LLC, Series A:
2.20%, 1/4/02(1)                                                         1,348,000    1,347,753
-----------------------------------------------------------------------------------------------
Charta Corp.:
2.29%, 1/17/02(1)                                                        2,000,000    1,997,964
-----------------------------------------------------------------------------------------------
Corporate Receivables Corp.:
2.04%, 2/20/02(1)                                                        5,000,000    4,985,833
-----------------------------------------------------------------------------------------------
Crown Point Capital Co.:
1.85%, 3/12/02(1)                                                        2,000,000    1,992,806
-----------------------------------------------------------------------------------------------
CXC, Inc.:
2.18%, 2/7/02(1)                                                         2,000,000    1,995,519
-----------------------------------------------------------------------------------------------
GOVCO, Inc.:
2.04%, 2/19/02(1)                                                        3,000,000    2,991,670
2.35%, 1/7/02(1)                                                         2,000,000    1,999,217
-----------------------------------------------------------------------------------------------
Greyhawk Funding LLC:
1.82%, 3/5/02(1)                                                         5,000,000    4,984,075
1.95%, 2/15/02(1)                                                        5,000,000    4,987,812
-----------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
1.94%, 6/3/02(1)                                                         2,000,000    1,983,510
2.10%, 2/5/02(1)                                                         2,000,000    1,995,917
3.49%, 1/25/02(1)                                                        3,000,000    2,993,020

4                          Oppenheimer Money Fund/VA

                                                        Principal    Value
                                                        Amount       See Note 1
--------------------------------------------------------------------------------
Asset-Backed (continued)
Scaldis Capital LLC:
1.88%, 5/31/02(1)                                       $ 7,000,000  $ 6,945,167
2.125%, 5/17/02(1)                                        2,000,000    1,983,755
--------------------------------------------------------------------------------
Victory Receivables Corp.:
2.12%, 1/22/02(1)                                         5,000,000    4,993,817
--------------------------------------------------------------------------------
VVR Funding LLC:
1.84%, 3/7/02(1)                                          4,413,000    4,398,339
                                                                     -----------
                                                                      67,394,407
--------------------------------------------------------------------------------
Banks--0.5%
J.P. Morgan Chase & Co.:
2.30%, 1/15/02                                            2,000,000    1,998,211
--------------------------------------------------------------------------------
Beverages--1.7%
Coca Cola Enterprises, Inc.:
2.33%, 1/18/02(1)                                         1,500,000    1,498,350
--------------------------------------------------------------------------------
Diageo Capital plc:
2.155%, 1/30/02(1)                                        4,000,000    3,993,072
2.30%, 2/6/02(1)                                          1,000,000      997,700
                                                                     -----------
                                                                       6,489,122
--------------------------------------------------------------------------------
Broker/Dealers--3.8%
Banc of America Securities LLC:
2.075%, 1/2/02(2)                                         5,000,000    5,000,000
--------------------------------------------------------------------------------
Goldman Sachs Group LP, Promissory Note:
1.99%, 6/14/02(3)                                         4,000,000    4,000,000
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.(Masternote Facility):
2.125%, 12/2/02(2)                                        5,000,000    5,000,000
                                                                     -----------
                                                                      14,000,000
--------------------------------------------------------------------------------
Commercial Finance--5.9%
Caterpillar Financial Services Corp.:
2.34%, 1/14/02                                            2,900,000    2,897,549
--------------------------------------------------------------------------------
Countrywide Home Loans, Series J:
2.214%, 6/7/02(2)                                         5,000,000    4,999,360
--------------------------------------------------------------------------------
Private Export Fund Corp.:
2.24%, 4/9/02(1)                                          5,000,000    4,969,511
--------------------------------------------------------------------------------
Tyco Capital Corp.:
1.89%, 2/4/02                                             2,000,000    1,996,430
2%, 2/27/02                                               2,000,000    1,993,667
2.05%, 2/25/02                                            5,000,000    4,984,340
                                                                     -----------
                                                                      21,840,857
--------------------------------------------------------------------------------
Consumer Finance--2.7%
American General Finance Corp.:
1.75%, 3/13/02                                           10,000,000    9,965,486
--------------------------------------------------------------------------------
Diversified Financial--2.7%
General Electric Capital Services:
2.32%, 2/7/02                                             2,000,000    1,995,231
--------------------------------------------------------------------------------
National Rural Utilities Cooperative Finance Corp.:
2.03%, 1/15/02                                            3,000,000    2,997,632
--------------------------------------------------------------------------------
Prudential Funding LLC:
2.33%, 1/16/02                                            5,000,000    4,995,146
                                                                     -----------
                                                                       9,988,009

                          Oppenheimer Money Fund/VA                           5

                                                                Principal   Value
                                                                Amount      See Note 1
---------------------------------------------------------------------------------------
Diversified Media--1.3%
McGraw-Hill Cos., Inc.:
1.82%, 4/17/02                                                  $5,000,000  $ 4,973,206
---------------------------------------------------------------------------------------
Food--1.8%
Nestle Capital Corp.:
1.795%, 3/21/02(1)                                               5,000,000    4,980,305
2.08%, 5/30/02(1)                                                1,800,000    1,784,504
                                                                            -----------
                                                                              6,764,809
---------------------------------------------------------------------------------------
Gas Utilities--1.9%
Centrica plc:
2.04%, 5/15/02(1)                                                3,000,000    2,977,220
2.32%, 1/18/02(1)                                                4,000,000    3,995,618
                                                                            -----------
                                                                              6,972,838
---------------------------------------------------------------------------------------
Healthcare/Drugs--3.4%
American Home Products:
2%, 2/13/02(1)                                                   1,500,000    1,496,417
2.05%, 2/12/02(1)                                                3,000,000    2,992,825
2.15%, 2/14/02(1)                                                1,000,000      997,372
2.35%, 1/29/02(1)                                                5,000,000    4,990,861
---------------------------------------------------------------------------------------
Glaxo Wellcome plc:
2.38%, 1/11/02(1)                                                2,000,000    1,998,678
                                                                            -----------
                                                                             12,476,153
---------------------------------------------------------------------------------------
Insurance--8.6%
Cooperative Assn. of Tractor Dealers, Inc., Series A:
1.83%, 3/18/02                                                   3,500,000    3,486,478
2.05%, 5/3/02                                                    2,000,000    1,986,106
2.15%, 1/8/02                                                    3,000,000    2,998,746
2.25%, 1/22/02                                                     900,000      898,819
---------------------------------------------------------------------------------------
ING America Insurance Holdings, Inc.:
1.75%, 3/6/02                                                    4,000,000    3,987,555
2.19%, 2/7/02                                                    4,000,000    3,991,243
2.29%, 2/14/02                                                   3,000,000    2,991,897
---------------------------------------------------------------------------------------
Marsh U.S.A., Inc.:
2.33%, 1/9/02(1)                                                 2,000,000    1,998,964
---------------------------------------------------------------------------------------
Metropolitan Life Insurance Co.:
2.194%, 1/2/02(2)                                                3,500,000    3,500,000
---------------------------------------------------------------------------------------
Pacific Life Insurance Co.:
2.168%, 1/2/02(2)(3)                                             4,000,000    4,000,000
---------------------------------------------------------------------------------------
Travelers Insurance Co.:
2.08%, 9/13/02(2)(3)                                             2,000,000    2,000,000
                                                                            -----------
                                                                             31,839,808
---------------------------------------------------------------------------------------
Metals/Mining--1.7%
Rio Tinto America, Inc. (gtd. by Rio Tinto plc & Rio Tinto Ltd.):
1.80%, 3/21/02(1)                                                6,226,000    6,201,407
---------------------------------------------------------------------------------------
Nondurable Household Goods--2.7%
Gillette Co.:
1.82%, 4/2/02(1)                                                 5,000,000    4,976,997
3.31%, 2/25/02(1)                                                5,000,000    4,974,715
                                                                            -----------
                                                                              9,951,712

6                         Oppenheimer Money Fund/VA

                                                   Principal    Value
                                                   Amount       See Note 1
----------------------------------------------------------------------------
Oil: International--1.6%
BP Amoco Capital plc:
2.24%, 4/3/02                                      $ 5,000,000  $  4,971,378
----------------------------------------------------------------------------
Chevron UK Investment plc (gtd. by Chevron Corp.):
2.38%, 1/14/02                                       1,000,000       999,141
                                                                ------------
                                                                   5,970,519
----------------------------------------------------------------------------
Special Purpose Financial--3.0%
Independence Funding LLC:
1.83%, 2/21/02(1)                                    2,000,000     1,994,815
----------------------------------------------------------------------------
K2 (USA) LLC:
2.08%, 4/22/02(1)                                    4,000,000     3,974,347
----------------------------------------------------------------------------
MONET Trust, Series 2000-1:
1.97%, 6/28/02(2)(3)                                 1,000,000     1,000,000
----------------------------------------------------------------------------
Sigma Finance, Inc.:
3.35%, 3/7/02(1)                                     4,000,000     3,975,806
                                                                ------------
                                                                  10,944,968
                                                                ------------
Total Short-Term Notes (Cost $231,765,702)                       231,765,702
============================================================================
U.S. Government Agencies-8.6%
----------------------------------------------------------------------------
Federal Home Loan Bank:
2.20%, 6/27/02                                      10,000,000     9,891,833
6.75%, 2/15/02                                       5,000,000     5,026,659
----------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
5.50%, 5/15/02                                       5,000,000     5,059,679
----------------------------------------------------------------------------
FNMA Master Credit Facility:
2.03%, 1/2/02                                        2,000,000     1,999,887
2.42%, 4/1/02                                        5,000,000     4,969,750
3.39%, 3/1/02                                        5,000,000     4,972,221
                                                                ------------
Total U.S. Government Agencies (Cost $31,920,029)                 31,920,029
----------------------------------------------------------------------------
Total Investments, at Value (Cost $361,836,707)           97.7%  361,836,707
----------------------------------------------------------------------------
Other Assets Net of Liabilities                            2.3     8,392,203
                                                    ----------  ------------
Net Assets                                               100.0% $370,228,910
                                                    ==========  ============

Short-term notes, bankers' acceptances, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.
1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $133,180,947, or 35.97% of the Fund's net assets and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
2. Represents the current interest rate for a variable rate security.
3. Identifies issues considered to be illiquid-See Note 4 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.

                          Oppenheimer Money Fund/VA                           7

Statement of Assets and Liabilities  December 31, 2001

============================================================================================
Assets
Investments, at value (cost $361,836,707)--see accompanying statement           $361,836,707
--------------------------------------------------------------------------------------------
Cash                                                                                 139,751
--------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                 8,134,937
Interest                                                                             418,870
Other                                                                                     10
                                                                                ------------
Total assets                                                                     370,530,275
============================================================================================
Liabilities
Payables and other liabilities:
Dividends                                                                            130,330
Shares of beneficial interest redeemed                                                82,106
Shareholder reports                                                                   44,942
Registration and filing fees                                                          26,082
Legal, auditing and other professional fees                                            9,726
Trustees' compensation                                                                   239
Other                                                                                  7,940
                                                                                ------------
Total liabilities                                                                    301,365
============================================================================================
Net Assets                                                                      $370,228,910
                                                                                ============
============================================================================================
Composition of Net Assets
Par value of shares of beneficial interest                                      $    370,207
--------------------------------------------------------------------------------------------
Additional paid-in capital                                                       369,837,196
--------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investment transactions                       21,507
                                                                                ------------
Net assets-applicable to 370,207,424 shares of beneficial interest outstanding  $370,228,910
                                                                                ============
============================================================================================
Net Asset Value, Redemption Price and Offering Price Per Share                         $1.00

See accompanying Notes to Financial Statements.

8                         Oppenheimer Money Fund/VA

Statement of Operations  For the Year Ended December 31, 2001

=================================================================
Investment Income
Interest                                              $11,835,764
=================================================================
Expenses
Management fees                                         1,294,520
-----------------------------------------------------------------
Shareholder reports                                        63,811
-----------------------------------------------------------------
Registration and filing fees                               37,121
-----------------------------------------------------------------
Custodian fees and expenses                                20,167
-----------------------------------------------------------------
Legal, auditing and other professional fees                14,200
-----------------------------------------------------------------
Transfer and shareholder servicing agent fees               6,656
-----------------------------------------------------------------
Trustees'compensation                                       2,663
-----------------------------------------------------------------
Other                                                      66,115
                                                      -----------
Total expenses                                          1,505,253
Less reduction to custodian expenses                      (19,790)
                                                      -----------
Net expenses                                            1,485,463
=================================================================
Net Investment Income                                  10,350,301
=================================================================
Net Realized Gain (Loss) on Investments                    35,731
=================================================================
Net Increase in Net Assets Resulting from Operations  $10,386,032
                                                      ===========

See accompanying Notes to Financial Statements.

                          Oppenheimer Money Fund/VA                           9

Statements of Changes in Net Assets

                                                          Year Ended December 31,
                                                          2001                 2000
===========================================================================================
Operations
Net investment income (loss)                              $ 10,350,301         $ 12,227,808
-------------------------------------------------------------------------------------------
Net realized gain (loss)                                        35,731                2,584
                                                          ------------         ------------
Net increase (decrease) in net
assets resulting from operations                            10,386,032           12,230,392
===========================================================================================
Dividends and/or Distributions to Shareholders             (10,350,301)         (12,227,808)
===========================================================================================
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from
beneficial interest transactions                           154,422,163           14,702,775
===========================================================================================
Net Assets
Total increase                                             154,457,894           14,705,359
-------------------------------------------------------------------------------------------
Beginning of period                                        215,771,016          201,065,657
                                                          ------------         ------------
End of period                                             $370,228,910         $215,771,016
                                                          ============         ============

See accompanying Notes to Financial Statements.

10                         Oppenheimer Money Fund/VA

Financial Highlights

                                               Year Ended December 31,
                                               2001        2000        1999       1998        1997
======================================================================================================
Per Share Operating Data
Net asset value, beginning of period              $1.00       $1.00       $1.00      $1.00       $1.00
------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain             .04         .06         .05        .05         .05
Dividends and/or distributions to shareholders     (.04)       (.06)       (.05)      (.05)       (.05)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $1.00       $1.00       $1.00      $1.00       $1.00
                                                  =====       =====       =====      =====       =====
======================================================================================================
Total Return(1)                                    3.85%       6.26%       4.96%      5.25%       5.31%
======================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)       $370,229    $215,771    $201,066   $151,799    $126,782
------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $288,106    $204,586    $166,727   $137,633    $133,707
------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                              3.59%       5.98%       4.87%      5.12%       5.19%
Expenses                                           0.52%       0.51%       0.48%      0.50%(3)    0.48%(3)

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                          Oppenheimer Money Fund/VA                          11

Notes To Financial Statements

===============================================================================
1. Significant Accounting Policies

Oppenheimer Money Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
-------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.
-------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
-------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.
-------------------------------------------------------------------------------
Dividends And Distributions To Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
-------------------------------------------------------------------------------
Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
-------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

===============================================================================
2. Shares Of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                Year Ended December 31, 2001         Year Ended December 31, 2000
                                ------------------------------      --------------------------------
                                Shares           Amount             Shares             Amount
----------------------------------------------------------------------------------------------------
Sold                            1,020,448,982    $1,020,448,982    $ 668,734,451       $ 668,734,451
Dividends and/or
distributions reinvested           10,350,301        10,350,301       12,474,728          12,474,728
Redeemed                         (876,377,120)     (876,377,120)    (666,506,404)       (666,506,404)
                                -------------    --------------    -------------       -------------
Net increase (decrease)           154,422,163    $  154,422,163    $ 14,702,775        $  14,702,775
                                =============    ==============    =============       =============

12                         Oppenheimer Money Fund/VA

===============================================================================
3. Fees And Other Transactions With Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.45% of the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.40% of the next $500 million and 0.375% of average annual net assets in excess of $1.5 billion. The Fund's management fee for the year ended December 31, 2001, was an annualized rate of 0.45%.
-------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed-upon per-account fee. Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per-account fee does not equal or exceed the applicable minimum fee.
     OFS has voluntarily agreed to limit transfer and shareholder servicingagent fees to 0.25% per annum of funds offered in variable annuity separate accounts, effective January 1, 2001. This undertaking may be amended or withdrawn at any time.
===============================================================================
4. Illiquid Securities

As of December 31, 2001, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of December 31, 2001, was $11,000,000, which represents 2.97% of the Fund's net assets.

                          Oppenheimer Money Fund/VA                          13

Independent Auditors' Report

===============================================================================
The Board of Trustees and Shareholders of Oppenheimer Money Fund/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Money Fund/VA (which is a series of Oppenheimer Variable Account Funds), including the statement of investments, as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Money Fund/VA results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Denver, Colorado
January 23, 2002

14                         Oppenheimer Money Fund/VA

Federal Income Tax Information  (Unaudited)

===============================================================================
In early 2002 shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year
2001. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

                          Oppenheimer Money Fund/VA                          15

Officers and Trustees

======================================================================================
Officers and Trustees      James C. Swain, Trustee, CEO and Chairman of the Board
                           John V. Murphy, President and Trustee
                           William L. Armstrong, Trustee
                           Robert G. Avis, Trustee
                           George C. Bowen, Trustee
                           Edward L. Cameron, Trustee
                           Jon S. Fossel, Trustee
                           Sam Freedman, Trustee
                           C. Howard Kast, Trustee
                           Robert M. Kirchner, Trustee
                           F. William Marshall, Jr., Trustee
                           Barry Weiss, Vice President
                           Carol E. Wolf, Vice President
                           Robert G. Zack, Vice President and Secretary
                           Brian W. Wixted, Treasurer
                           Robert J. Bishop, Assistant Treasurer
                           Scott T. Farrar, Assistant Treasurer
                           Katherine P. Feld, Assistant Secretary
                           Kathleen T. Ives, Assistant Secretary
                           Denis R. Molleur, Assistant Secretary

======================================================================================
Name, Address,(1)
Age, Position(s) Held
with Fund and Length       Principal Occupation(s) During Past Five
of Time Served(2)          Years and Other Directorships Held by Trustee
--------------------------------------------------------------------------------------
James C. Swain,            Formerly Vice Chairman of OppenheimerFunds, Inc.
Chairman,                  (the "Manager") (September 1988-January 2, 2002);
Chief Executive            President and a director of Centennial Asset Management
Officer and Trustee        Corporation, a wholly owned subsidiary of the Manager
(since 1985). Age: 68      and Chairman of the Board of Shareholder
                           Services, Inc., a transfer agent subsidiary of the Manager.
--------------------------------------------------------------------------------------
John V. Murphy,(3)
President and Trustee      Chairman, Chief Executive Officer and Director
(since 2001). Age: 52      (since June 30,2001) and president since (September
                           2000) of the Manager; President and a trustee of
                           other Oppenheimer funds; President and a director
                           (since July 2001) of Oppenheimer Acquisition
                           Corp., the Manager's parent holding company, and of
                           Oppenheimer Partnership Holdings, Inc., a holding
                           company subsidiary of the Manager; Chairman and a
                           director (since July 2001) of Shareholder
                           Services, Inc. and of Shareholder Financial
                           Services, Inc., transfer agent subsidiaries of the
                           Manager; President and a director (since July 2001)
                           of OppenheimerFunds Legacy Program, a charitable
                           trust program established by the Manager; a director
                           of the following investment advisory subsidiaries of
                           the Manager: OAM Institutional, Inc. and Centennial
                           Asset Management Corporation (since November
                           2001), HarbourView Asset Management Corporation and
                           OFI Private Investments Inc. (since July
                           2002); President (since November 2001) and a director
                           (since July 2001) of Oppenheimer Real Asset
                           Management, Inc., an investment advisor subsidiary
                           of the Manager; a director (since November 2001) of
                           Trinity Investment Management Corp. and Tremont
                           Advisers, Inc., investment advisory affiliates of the
                           Manager.
                                Executive Vice President (since February 1997) of
                           Massachusetts Mutual Life Insurance Company, the
                           Manager's parent company; a director (since June 1995)
                           of DBL Acquisition Corporation; formerly Chief
                           Operating Officer (September 2000-June 2001) of the
                           Manager; President and Trustee (November 1999-November
                           2001) of MML Series Investment Fund and MassMutual
                           Institutional Funds, open-end investment companies; a
                           director (September 1999-August 2000) of C. M. Life
                           Insurance Company; President, Chief Executive Officer
                           and Director (September 1999-August 2000) of MML Bay
                           State Life Insurance Company; a director (June
                           1989-June 1998) of Emerald Isle Bancorp and Hibernia
                           Savings Bank, wholly owned subsidiary of Emerald Isle
                           Bancorp; Executive Vice President, Director and Chief
                           Operating Officer (June 1995-January 1997) of David
                           L. Babson & Co., Inc., an investment advisor; Chief
                           Operating Officer (March 1993-December 1996) of
                           Concert Capital Management, Inc., an investment advisor.

16                         Oppenheimer Money Fund/VA

Name, Address,(1) Age,
Position(s) Held with
Fund and Length of        Principal Occupation(s) During Past Five Years and
Time Served(2)            Other Directorships Held by Trustee
---------------------------------------------------------------------------------
William L. Armstrong,     Chairman of the following private mortgage banking
Trustee (since 1999).     companies: Cherry Creek Mortgage Company (since
Age: 64                   1991), Centennial State Mortgage Company (since
                          1994), The El Paso Mortgage Company (since
                          1993), Transland Financial Services, Inc. (since
                          1997); Chairman of the following private
                          companies: Great Frontier Insurance (insurance
                          agency) (since 1995) and Ambassador Media
                          Corporation (since 1984); Director of the following
                          public companies: Storage Technology Corporation
                          (computer equipment company) (since 1991), Helmerich
                          & Payne, Inc. (oil and gas drilling/production
                          company) (since 1992), UNUMProvident (insurance
                          company) (since 1991).
                               Formerly Director of International Family
                          Entertainment (television channel) (1992-1997) and
                          Natec Resources, Inc. (air pollution control equipment
                          and services company) (1991-1995), Frontier Real
                          Estate, Inc. (residential real estate brokerage)
                          (1994-1999), and Frontier Title (title insurance
                          agency) (1995-June 1999); formerly U.S. Senator
                          (January 1979-January 1991).
---------------------------------------------------------------------------------
Robert G. Avis,           Formerly (until February 2001) Director and
Trustee (since 1993).     President of A.G. Edwards Capital, Inc. (General
Age: 70                   Partner of private equity funds), formerly (until
                          March 2000) Chairman, President and Chief Executive
                          Officer of A.G. Edwards Capital, Inc.; formerly (until
                          March 1999) Vice Chairman and Director of
                          A.G. Edwards, Inc. and Vice Chairman of A.G. Edwards
                          & Sons, Inc. (its brokerage company subsidiary);
                          (until March 1999) Chairman of A.G. Edwards Trust
                          Company and A.G.E. Asset Management (investment
                          advisor);(until March 2000), a director of
                          A.G. Edwards & Sons and A.G. Edwards Trust Company.
---------------------------------------------------------------------------------
George C. Bowen,          Formerly (until April 1999) Mr. Bowen held the
Trustee (since 1998).     following positions: Senior Vice President (from
Age: 65                   September 1987) and Treasurer (from March 1985) of
                          the Manager; Vice President (from June 1983) and
                          Treasurer (since March 1985) of OppenheimerFunds
                          Distributor, Inc., a subsidiary of the Manager and
                          the Fund's Distributor; Senior Vice President (since
                          February 1992), Treasurer (since July 1991)
                          Assistant Secretary and a director (since December
                          1991) of Centennial Asset Management
                          Corporation; Vice President (since October 1989) and
                          Treasurer (since April 1986) of HarbourView Asset
                          Management Corporation; President, Treasurer and a
                          director of Centennial Capital Corporation (since
                          June 1989); Vice President and Treasurer (since
                          August 1978) and Secretary (since April 1981) of
                          Shareholder Services, Inc.; Vice President, Treasurer
                          and Secretary of Shareholder Financial
                          Services, Inc. (since November 1989); Assistant
                          Treasurer of Oppenheimer Acquisition Corp.(since
                          March 1998); Treasurer of Oppenheimer Partnership
                          Holdings, Inc. (since November 1989); Vice President
                          and Treasurer of Oppenheimer Real Asset
                          Management, Inc. (since July 1996); Treasurer of
                          OppenheimerFunds International Ltd. and Oppenheimer
                          Millennium Funds plc (since October 1997).
---------------------------------------------------------------------------------
Edward L. Cameron,        Formerly (1974-1999) a partner with
Trustee (since 1999).     PricewaterhouseCoopers LLP (an accounting firm) and
Age: 63                   Chairman, Price Waterhouse LLP Global Investment
                          Management Industry Services Group (1994-1998).
---------------------------------------------------------------------------------
Jon S. Fossel,            Formerly (until October 1996) Chairman and a
Trustee (since 1990).     director of the Manager; President and a   director of
Age: 59                   Oppenheimer Acquisition Corp., Shareholder
                          Services, Inc. and Shareholder Financial Services,
                          Inc.
---------------------------------------------------------------------------------
Sam Freedman,             Formerly (until October 1994) Chairman and Chief
Trustee (since 1996).     Executive Officer of OppenheimerFunds
Age: 61                   Services; Chairman, Chief Executive Officer and a
                          director of Shareholder Services, Inc.;
                          Chairman, Chief Executive Officer and Director of
                          Shareholder Financial Services, Inc.; Vice President
                          and Director of Oppenheimer Acquisition Corp. and a
                          director of OppenheimerFunds, Inc.
---------------------------------------------------------------------------------
C. Howard Kast,           Formerly Managing Partner of Deloitte, Haskins & Sells
Trustee (since 1988).     (an accounting firm).
Age: 80
---------------------------------------------------------------------------------
Robert M. Kirchner,       President of The Kirchner Company (management
Trustee                   consultants).
(since 1985). Age: 80

                          Oppenheimer Money Fund/VA                          17

Name, Address,(1)
Age, Position(s) Held
with Fund and Length        Principal Occupation(s) During Past Five Years and Other
of Time Served(2)           Directorships Held by Trustee
-----------------------------------------------------------------------------------
F. William Marshall,        Formerly (until 1999) Chairman of SIS & Family
Jr., Trustee                Bank, F.S.B. (formerly SIS Bank); President, Chief
(since 2000). Age: 59       Executive Officer and Director of SIS
                            Bankcorp., Inc. and SIS Bank (formerly Springfield
                            Institution for Savings) (1993-1999); Executive Vice
                            President (until 1999) of Peoples Heritage
                            Financial Group, Inc.; Chairman and Chief Executive
                            Office of Bank of Ireland First Holdings, Inc. and
                            First New Hampshire Banks (1990-1993); Trustee
                            (since 1996) of MassMutual Institutional Funds and
                            of MML Series Investment Fund (open-end investment
                            companies).
-----------------------------------------------------------------------------------
Charles Albers, Vice        Senior Vice President (since April 1998) of the
President and               Manager; a Certified Financial Analyst; an officer and
Portfolio manager of        portfolio manager of other Oppenheimer funds; formerly
Oppenheimer Main            a vice president and portfolio manager for
Street(R) Small Cap         Guardian Investor Services, the investment management
Fund/VA and Main            subsidiary of The Guardian Life Insurance Company
Street(R) Growth            (1972-April 1998).
& Income Fund/VA
(since 1999). Age: 61
-----------------------------------------------------------------------------------
Bruce L. Bartlett,          Senior Vice President (since January 1999) of the
Vice President              Manager; an officer and portfolio manager of other
Portfolio Manager of        Oppenheimer funds;, prior to joining the Manager in
Oppenheimer Aggressive      April 1995, he was a vice president and senior
Growth Fund/VA              portfolio manager at First of America Investment
(since 1998). Age: 51       Corp. (September 1986-April 1995).
-----------------------------------------------------------------------------------
George Evans, Vice          Vice President of the Manager (since October 1993)
President and Portfolio     and of HarbourView Asset Management Corporation
Manager of Oppenheimer      (since July 1994); an officer and portfolio manager
Multiple Strategies         of other Oppenheimer funds.
Fund/VA. (since 2001).
Age: 42
-----------------------------------------------------------------------------------
John S. Kowalik, Vice       Senior Vice President of the Manager (since July
President and Portfolio     1998) and of HarbourView Asset Management
Manager of Oppenheimer      Corporation (since April 2000); an officer and
Bond Fund/VA                portfolio manager of other Oppenheimer
(since 1998). Age: 44       funds; formerly Managing Director and Senior
                            Portfolio Manager at Prudential Global Advisors
                            (June 1989-June 1998).
-----------------------------------------------------------------------------------
Michael Levine, Vice        Vice President (since June 1998) of the Manager; an
President and Portfolio     officer and portfolio manager of other Oppenheimer
Manager of Oppenheimer      funds; formerly Assistant Vice President and
Multiple Strategies         Portfolio Manager of the Manager (April 1996-June
Fund/VA(since 1998).        1998); prior to joining the Manager in June
Age: 36                     1994, he was a portfolio manager and research
                            associate for Amas Securities, Inc. (February
                            1990-February 1994).
-----------------------------------------------------------------------------------
Nikolaos Monoyios,          Vice President of the Manager (since April 1998); an
Vice President and          officer and portfolio manager of other Oppenheimer
Portfolio Manager of        funds; a Certified Financial Analyst; formerly a Vice
Oppenheimer Main            President and portfolio manager for Guardian
Street(R) Growth &          Investor Services, the investment management
Income Fund/VA              subsidiary of The Guardian Life Insurance Company
(since 1999). Age: 52       (1979-March 1998).
-----------------------------------------------------------------------------------
David P. Negri, Vice        Senior Vice President of the Manager (since May
President and Portfolio     1998) and of HarbourView Asset, Management
Manager of Oppenheimer      Corporation (since April 1999); an officer and
Bond Fund/VA High           portfolio manager of other Oppenheimer
Income Fund/VA, Multiple    funds; formerly Vice President of the Manager (July
Strategies Fund/VA and      1988-May 1998).
Strategic Bond Fund/VA
(since 1990). Age: 47
-----------------------------------------------------------------------------------
Jane Putnam, Vice           Vice President of the Manager (since October
President and Portfolio     1995); an officer and portfolio manager of another
Manager of Oppenheimer      Oppenheimer fund; before joining the Manager in May
Capital Appreciation        1994, she was a portfolio manager and equity
Fund/VA (since 1994).       research analyst for Chemical Bank (June 1989-May
Age: 40                     1994)
-----------------------------------------------------------------------------------
Thomas P. Reedy, Vice       Vice President of the Manager (since June 1993) and
President and Portfolio     of HarbourView Asset Management Corporation (Since
Manager of Oppenheimer      April 1999); an officer and portfolio manager of
High Income Fund/VA         other Oppenheimer funds.
(since 1998). Age: 39
-----------------------------------------------------------------------------------
Richard H. Rubinstein,      Senior Vice President (since October 1995) of the
Vice President and          Manager; an officer and portfolio manager of another
Portfolio Manager of        Oppenheimer fund; formerly a vice president of the
Oppenheimer Multiple        Manager (June 1990-October 1995).
Strategies
Fund/VA(since 1991).
Age: 53

18                         Oppenheimer Money Fund/VA

Name, Address,(1) Age,
Position(s) Held
with Fund and Length      Principal Occupation(s) During Past Five Years and
of Time Served(2)         Other Directorships Held by Trustee
-------------------------------------------------------------------------------------
Arthur P. Steinmetz,      Senior Vice President of the Manager (since March
Vice President and        1993) and of HarbourView Asset Management Corporation
Portfolio Manager of      (since March 2000); an officer and portfolio manager of
Oppenheimer Strategic     other Oppenheimer funds.
Bond Fund/VA
(since 1993). Age: 43
-------------------------------------------------------------------------------------
Susan Switzer, Vice       Vice President of the Manager (since December
President and             2000); Assistant Vice President of the Manager
Portfolio Manager of      (December 1997-December 2000). Prior to joining the
Oppenheimer Multiple      Manager, she was a portfolio manager at Neuberger
Strategies Fund/VA        Berman (November 1994-November 1997).
(since 2001).
Age: 35
-------------------------------------------------------------------------------------
James F. Turner, II,      VicePresident and Portfolio Manager of the Manager
Vice President            since March 26,2001; Portfolio Manager for Technology
and Portfolio Manager     Crossover Ventures (May 2000-March 2001); Assistant
of Oppenheimer            Vice President and Associate Portfolio Manager of the
Aggressive Growth         Manager (August 1999-May 2000); Securities Analyst for
Fund/VA  (since 2001).    the Manager (October 1996-August 1999); and a
Age: 34                   securities analyst with First of America Investment
                          Company (May 1994-October 1996).
-------------------------------------------------------------------------------------
Barry Weiss, Vice         VicePresident of the Manager (since July 2001); an
President and Portfolio   officer and portfolio manager of other Oppenheimer
Manager of Oppenheimer    funds; formerly Assistant Vice President and Senior
Aggressive Money          Credit Analyst of the Manager (February 2000-June
Fund/VA (since 2001).     2001) Prior to joining the Manager in February 2000,
Age: 37                   he was Associated Director, Structured Finance, Fitch
                          IBCA Inc. (April) 1998-February 2000); News Director,
                          Fitch Investors Service (September 1996-April 1998);
                          and Senior Budget Analyst, City of New York, Office of
                          Management & Budget (February 1990-September 1996).
-------------------------------------------------------------------------------------
William L. Wilby, Vice    Senior Vice President of the Manager (since July
President and Portfolio   1994)and ofHarbourView Asset Management Corporation
Manager of Oppenheimer    (since May 1999); Senior Investment Officer, Director
Global Securities         of International Equities (since May 2000) of the
Fund/VA (since 1995).     Manager; an officer and portfolio manager of another
Age: 57                   Oppenheimer fund; formerly Vice President of the
                          Manager (October 1991-July 1994) and of HarbourView
                          Asset Management Corporation (June 1992-May 1999).
-------------------------------------------------------------------------------------
Carol E. Wolf, Vice       Senior Vice President of the Manager; an officer and
President and             portfolio manager of other Oppenheimer funds;
Portfolio Manager         formerly Vice President of the Manager (June 1990-June
of Oppenheimer Money      2000).
Fund/VA (since 1998).
Age: 50
-------------------------------------------------------------------------------------
Mark Zavanelli, Vice      Assistant Vice President (since May 1998) of the Manager;
President and             a Chartered Financial Analyst; an officer and portfolio
Portfolio Manager of      manager of other Oppenheimer funds. Prior to joining the
Oppenheimer Main street   Manager in May 1998 he was President of Waterside
Small Cap Fund/VA         Capital Management, a registered investment advisor
(since 2001). Age: 31     (August 1995-April 1998) and a financial research
                          analyst for Elder Research (June 1997-April 1998).
-------------------------------------------------------------------------------------
Robert G. Zack, Vice      Senior Vice President (since May 1985) and Acting General
President and             Counsel (since November 2001) of the Manager; Assistant
Secretary                 Secretary of Shareholder Services, Inc. (since May 1985),
(since 2001).             Share-holder Financial Services, Inc. (since November 1989);
Age: 53                   OppenheimerFunds International Ltd. and Oppenheimer
                          Millennium Fund plc (since October 1997); an officer of
                          other Oppenheimer funds. Formerly Associate General
                          Counsel (May 1981-November 2001).
-------------------------------------------------------------------------------------
Brian W. Wixted,          Senior VicePresident and Treasurer (since March 1999)
Treasurer                 of the Manager; Treasurer (since March 1999) of HarbourView
(since 1999).             Asset Management Corporation, Shareholder Services, Inc.,
Age: 42                   Oppenheimer Real Asset Management Corporation, Shareholder
                          Financial Services, Inc. and Oppenheimer Partnership
                          Holdings, Inc., of OFI Private Investments, Inc. (since March
                          2000) and of OppenheimerFunds International Ltd. and
                          Oppenheimer Millennium Funds plc (since May 2000); Treasurer and Chief Financial Officer (since May 2000) of
                          Oppenheimer Trust Company; Assistant Treasurer
                          (since March 1999) of Oppenheimer Acquisition
                          Corp.; an officer of other Oppenheimer
                          funds; formerly Principal and Chief Operating
                          Officer, Bankers Trust Company--Mutual Fund Services
                          Division (March 1995-March 1999); Vice President and
                          Chief Financial Officer of CS First Boston
                          Investment Management Corp.(September 1991-March 1995).
-------------------------------------------------------------------------------------
Robert J. Bishop,         Vice President of the Manager/Mutual Fund Accounting (Since
Assistant Treasurer       May 1996) an officer of other Oppenheimer funds; formerly an
(since 1996).             assistant vice president of the Manager/Mutual Fund
Age: 43                   Accounting (April 1994-May 1996) and a fund controller
                          of the Manager.

                          Oppenheimer Money Fund/VA                          19

Name, Address,(1) Age,
Position(s) Held
with Fund and Length      Principal Occupation(s) During Past Five Years and
of Time Served(2)         Other Directorships Held by Trustee
-------------------------------------------------------------------------------
Scott T. Farrar,          Vice President of the Manager/Mutual Fund Accounting
Assistant Treasurer       (since May 1996); Assistant Treasurer of Oppenheimer
(since 1996). Age: 36     Millennium Funds plc (since October 1997); an officer
                          of other Oppenheimer funds; formerly an assistant vice
                          president of the Manager/Mutual Fund Accounting (April
                          1994-May 1996), and a fund controller of the Manager.
-------------------------------------------------------------------------------
Katherine P. Feld,        Vice President and Senior Counsel of the Manager
Assistant Secretary       (since July 1999); Vice President of OppenheimerFunds
(since 2001). Age: 43     Distributor, Inc. (since June 1990); an officer of
                          other Oppenheimer funds; formerly a vice president and
                          associate counsel of the Manager (June 1990-July
                          1999).
-------------------------------------------------------------------------------
Kathleen T. Ives,         Vice President and Assistant Counsel of the Manager
Assistant Secretary       (since June 1998); an officer of other Oppenheimer
(since 2001). Age: 36     funds; formerly an assistant vice president and
                          assistant counsel of the Manager (August 1994-August
                          1997).
-------------------------------------------------------------------------------
Denis R. Molleur,         Vice President and Senior Counsel of the Manager
Assistant Secretary       (since July 1999); an officer of other Oppenheimer
(since 2001). Age: 44     funds; formerly a vice president and associate counsel
                          of the Manager (September 1991-July 1999).


The Fund's Statement Of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.
Each Trustee is a Trustee, Director or Managing General Partner of 41 other portfolios in the Oppenheimer Fund complex, except as follows: Messrs. Armstrong and Fossel (40 portfolios), Messrs. Bowen, Cameron and Marshall
(36 portfolios), and Mr. Murphy (62 portfolios).
1. The address of each Trustee and Officer is 6803 S. Tucson Way, Englewood, CO 80112-3924, except as follows: the address for the following officers is 498 Seventh Avenue, New York, NY 10018: Messrs. Albers, Bartlett, Evans, Kowalik, Levine, Monoyios, Negri, Reedy, Rubinstein, Steinmetz, Turner, Wilby, Zavanelli, Molleur and Zack, and Mses. Switzer and Feld.
2. Each Trustee and Officer serves for an indefinite term, until his or her resignation, death or removal.
3. John V. Murphy is an "interested person" of the Fund (as defined in the Investment Company Act of 1940), by virtue of his positions as an officer and director of the Fund's Manager, and as a shareholder of its parent company.

20                         Oppenheimer Money Fund/VA

Oppenheiner Money Fund/VA

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A Series of Oppenheimer Variable Account Funds

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
Investment Advisor        OppenheimerFunds, Inc.

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Distributor               OppenheimerFunds Distributor, Inc.

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Transfer Agent            OppenheimerFunds Services

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Custodian of Portfolio
Securities                The Bank of New York

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Independent Auditors      Deloitte & Touche LLP

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Legal Counsel             Myer, Swanson, Adams & Wolf, P.C.

                          For more complete information about Oppenheimer Money Fund/VA, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds, Inc. at
                          1.800.981.2871.
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(C)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.

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                                                              Distributor, Inc.